T. ROWE PRICE Target 2045 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 9.8%
T. Rowe Price Funds:
New Income Fund  13,444 2,902 2,269 1,663,881 13,444
U.S. Treasury Long-Term Index
Fund  5,545 2,199 744 801,386 6,475
International Bond Fund (USD
Hedged)  4,970 1,142 567 616,551 4,926
Dynamic Global Bond Fund  4,243 990 1,255 412,979 3,502
Emerging Markets Bond Fund  1,871 353 172 230,986 1,970
High Yield Fund  1,629 475 148 331,885 1,879
Floating Rate Fund  1,925 241 1,075 125,053 1,144
Limited Duration Inflation
Focused Bond Fund  3,445 36 3,546 3,990 19
Total Bond Mutual Funds (Cost $39,044) 33,359
EQUITY MUTUAL FUNDS 86.9%
T. Rowe Price Funds:
Value Fund  57,908 11,874 14,350 1,290,245 49,584
Growth Stock Fund (2) 42,584 10,676 4,383 679,192 45,553
Equity Index 500 Fund  31,314 7,625 8,514 284,791 29,798
Overseas Stock Fund  22,949 6,399 2,729 2,285,011 26,232
International Value Equity Fund  24,454 3,852 5,939 1,527,793 22,459
International Stock Fund  20,021 3,565 2,326 1,242,332 21,480
U.S. Large-Cap Core Fund  5,966 10,390 918 501,319 14,799
Real Assets Fund  12,264 4,477 1,059 1,061,695 14,662
Mid-Cap Growth Fund  10,809 1,930 993 125,871 11,900
Mid-Cap Value Fund  11,772 2,902 2,125 379,641 11,613
U.S. Equity Research Fund  8,438 3,513 868 286,822 10,822
Emerging Markets Discovery
Stock Fund  8,637 2,251 837 769,495 9,588
Emerging Markets Stock Fund  8,572 1,358 1,268 235,255 8,236
Small-Cap Stock Fund  6,950 1,818 659 146,286 8,114
Small-Cap Value Fund  7,454 1,300 1,344 139,712 7,248
New Horizons Fund (2) 4,273 925 547 97,185 4,941
Total Equity Mutual Funds (Cost $292,330) 297,029
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  41 9,965 9,959 464 47
Total Other Mutual Funds (Cost $46) 47

T. ROWE PRICE Target 2045 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 3,734 23,818 16,145 11,406,925 11,407
Total Short-Term Investments (Cost $11,407) 11,407
Total Investments in Securities 100.0%
(Cost $342,827) $ 341,842
Other Assets Less Liabilities (0.0)% (144)
Net Assets 100.0% $ 341,698
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 401 $ (476) $ 97
Emerging Markets Bond Fund  (30) (82) 86
Emerging Markets Discovery Stock Fund  (117) (463) 335
Emerging Markets Stock Fund  (216) (426) 172
Equity Index 500 Fund  (304) (627) 376
Floating Rate Fund  (65) 53 67
Growth Stock Fund  541 (3,324) —
High Yield Fund  (10) (77) 88
International Bond Fund (USD Hedged)  321 (619) 86
International Stock Fund  (307) 220 330
International Value Equity Fund  (465) 92 867
Limited Duration Inflation Focused Bond Fund  (117) 84 1
Mid-Cap Growth Fund  138 154 36
Mid-Cap Value Fund  1,150 (936) 178
New Horizons Fund  35 290 —
New Income Fund  (227) (633) 324
Overseas Stock Fund  (229) (387) 784
Real Assets Fund  10 (1,020) 389
Small-Cap Stock Fund  224 5 62
Small-Cap Value Fund  200 (162) 81
Transition Fund  21 — 10
U.S. Equity Research Fund  (56) (261) 131
U.S. Large-Cap Core Fund  480 (639) 123
U.S. Treasury Long-Term Index Fund  (257) (525) 141
Value Fund  2,975 (5,848) 1,007
U.S. Treasury Money Fund, 4.61% — — 235
Totals $ 4,096# $ (15,607) $ 6,006+
# Capital gain distributions from underlying Price funds represented $9,128 of the net realized gain (loss).
+ Investment income comprised $6,006 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2045 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2045 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F197-054Q3 02/23